Note 16 - Stock Options and Stock-based Employee Compensation - Stock Options and Restricted Stock Units (RSUs) Outstanding and Available for Future Issuance (Details) - shares shares in Thousands	Dec. 31, 2024	Dec. 31, 2023
Stock Options and RSUs Outstanding (in shares)	444	472
The 2020 Equity Incentive Plan [Member]
Stock Options and RSUs Outstanding (in shares)	414	437
Available for Future Grants under the 2020 Plan (in shares)	17	376
The 2011 Long-term Incentive Plan [Member]
Stock Options and RSUs Outstanding (in shares)	30	32
Non-Plan [Member]
Stock Options and RSUs Outstanding (in shares)	0	2